LOANS	12 Months Ended
Dec. 31, 2023
LOANS [Abstract]
LOANS
13.	LOANS

Short-term and long-term loans as of December 31, 2023 and 2022 comprise the following:

	2023	2022
Current Loans
2018 Notes Interest	4,277,626	2,919,070
Bank loans	49,994,730	5,662,649
Leases liabilities	6,294,835	3,625,240
Total Current loans	60,567,191	12,206,959
Non Current Loans
2018 Notes	380,225,912	259,379,199
Leases liabilities	10,921,411	9,647,624
Bank loans	19,933,952	13,401,649
Total non current loans	411,081,275	282,428,472
Total (1)	471,648,466	294,635,431

(1)	As of December 31, 2023 and 2022, it is net of Notes repurchase of Ps 23,991,562 and Ps. 16,371,945, respectively.
(2)	Net of issuance expenses of Ps. 52,684 and Ps. 93,749 as of December 31, 2023 and 2022, respectively.

Loans are totally denominated in US dollars.

The activity of the loans as of December 31, 2023, 2022 and 2021 is the following:

	2023		2022		2021
	Leases liabilities	Other payables	Leases liabilities	Other payables	Leases liabilities	Other payables
Beginning balance	13,272,864	281,362,567	18,334,589	300,612,271	26,485,774	375,188,476
Inflation adjustment restatement	(17,582,496)	(265,418,470)	(14,853,964)	(182,625,878)	(9,853,594)	(140,127,829)
Accrued interest	917,514	6,917,912	1,191,598	18,297,703	1,769,776	22,800,682
Effect of foreign exchange effect	22,489,416	422,504,305	12,474,271	148,406,853	5,388,047	68,806,173
VAT unpaid installments	-	-	72,191	-	81,626	-
Proceeds from loans	1,799,578	35,743,858	-	19,197,823	-	-
Acquisition of notes result	-	-	-	3,208,025	-	2,512,565
Payment of loans(1)	(2,884,263)	(10,890,826)	(2,807,421)	(268,393)	(3,624,542)	-
Acquisition of notes	-	-	-	(7,637,322)	-	(5,820,906)
Interest paid(2)	(796,367)	(15,787,126)	(1,138,400)	(17,828,515)	(1,912,498)	(22,746,890)
Ending balance	17,216,246	454,432,220	13,272,864	281,362,567	18,334,589	300,612,271

(1)
For the years ended on December 31, 2023, 2022 and 2021, Ps. 2,683,976, Ps. 2,807,421 and 3,624,542 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).

(2)
For the years ended on December 31, 2023, 2022 and 2021, Ps. 796,367, Ps. 1,138,400, and 1,912,498,  respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).

During the year ended December 31, 2023, the Company incurred new bank debts of Ps. 6,560,137 and import financing for Ps. 19,275,540 and pre-financing of exports for Ps. 9,908,181. Additionally, import financing cancellations were made for Ps. 10,890,826.

The maturities of the current and non-current loans as of December 31, 2023 are as follows, not including issuance expenses:

		To due
	Due	As of 12/31/2024	From 1/01/2025 to 12/31/2025	From 1/01/2026 to 12/31/2026	From 1/01/2027 to 12/31/2027	Total
2018 Notes	-	4,277,626	380,225,912	-	-	384,503,538
Leases liabilities	609,435	5,685,400	6,258,196	4,283,042	380,173	17,216,246
Bank loans	-	49,994,730	19,933,952	-	-	69,928,682
Total	609,435	59,957,756	406,418,060	4,283,042	380,173	471,648,466

The following table sets reconciliation between the total of future minimum lease payments as of December 31, 2023, and their present book value:

12/31/2023
As of 12/31/2024	7,229,678
From 1/01/2025 to 12/31/2025	6,655,985
From 1/01/2026 to 12/31/2026	4,255,896
From 1/01/2027 to 12/31/2027	679,059
Total minimum future payments	18,820,618
Future financial charges on financial leases	(1,604,372)
Book Value financial leases	17,216,246

Description of the Company’s indebtedness

Class 2 Notes (“2018 Notes”)

The Ordinary General Shareholders’ Meeting held on April 26, 2017, ordered the increase of up to US$ 700,000,000 (or its equivalent in other currencies) of the Global Program of Negotiable Obligations authorized by the CNV by Resolution No. 17,262 dated January 3, 2014, whose amount until the Shareholders´ Meeting was held was US$ 400,000,000 (the “2017 Global Program”).

On May 2, 2018, within the 2017 Global Program framework, the Company proceeded to the issuance of the 2018 Notes according to the following characteristics:

2018 Notes
Amount in US$	500,000,000
Interest Rate	6.75% annual
Issuance price	99.725%

	Scheduled payment date	Percentage of the principal to be paid
Amortization	May 2, 2025	100%
Frequency of interest payment	Semiannual, payable on May 2 and November 2 of each year.
Guarantor	None

The authorization for the public offering of the 2017 Program was granted by the CNV through Resolutions No. 17,262 and 18,938 dated January 3, 2014 and September 15, 2017, respectively. On October 31, 2018, through Disposition No. DI-2018-55-APN-GE#CNV, the CNV granted the extension of the 2017 Program until January 3, 2024.

The Ordinary General Shareholders´ Meeting held on August 15, 2019 decided to increase the 2017 Global Program from US$ 700 million to US$ 1,200 million. This increase was authorized by the CNV on October 9, 2019 through Resolution RESFC-2019-20486-APN-DIR # CNV.

On October 11, 2023, CNV approved the extension of the maximum amount of the Program from US$ 1,200 million to US$ 2,000 million and the extension of the validity period were approved. of the Program for an additional 5 years from the expiration of the term, with the new expiration of the program being January 3, 2029.

Funds obtained by the Company are applied to:

i. The repurchase of the Class 1 Notes (the “2014 Notes”) for U.S.$ 86,511,165;

ii. the cancellation and total redemption of the 2014 Notes for U.S.$ 120,786,581;

iii. and use the balance of net proceeds to make investments in capital expenditures.

The value of such financial debt is based on its amortized cost calculated as cash flows discounted at an effective rate of 7.088%.
During 2022 and 2021, the Company repurchased its marketable debt for a nominal value of USD 29.7 million and 4.8 million for which it paid Ps. 7,637,322 and Ps. 5,820,906. These transactions generated a result of (Ps. 3,208,025) and (Ps. 2,512,565) respectively, recognized in the financial results of the Statement of Income.

Lease liability

It corresponds to the financing obtained for the acquisition of the assets corresponding to the treatment and compression plant located in the Río Neuquén area. Said agreement was entered into on August 11, 2016 with Petrobras (currently Pampa Energía) and consists of the payment of 119 consecutive monthly installments of US$ 623,457 without taxes and a purchase option for the same amount payable at the end of the 120th month of validity of the agreement. contract.

In January 2023, the Company incurred a new lease for Ps. 1,799,578. It is denominated in US dollars, payable in fixed monthly installments until December 2027.

Bank loans

The following table shows the details of other financial indebtedness as of December 31, 2023:

Currency	Amount (in miles)	Interest rate	Expiration date
USD	60,162	7.76%	Between January and November 2024
Euros	61	7.00%	May 2024

All of these loans are guaranteed by time deposits included as “Financial Assets at Current and Non-Current Amortized Cost.”

In March 2023, the subsidiary Telcosur, renewed the loan for US$ 24 million taken in March 2022. The main terms of said loan are:

Amount in US$	24,000,000
Interest rate	1.5% annual
Amortization date	January 25, 2025
Interest payment frequency	To the expiration
Guarantee	Fixed term in foreign currency(1)

(1)	Included as “Non-current financial assets measured at amortized cost”.

Covenants

As of December 31, 2023, the Company has complied with a series of restrictions derived from its current financial agreements, which include, among others, those related to obtaining new loans, payment of dividends, granting of guarantees, disposal of certain assets and transactions with related parties.

The Company may contract new debts under the following conditions, among others:

a. To the extent that after the new debt has been incurred (i) the consolidated coverage ratio (calculated as the quotient of the consolidated adjusted EBITDA -earnings before financial results, income tax, depreciation and amortization- and the consolidated interest expense) is equal or higher than 2.0:1; and (ii) the consolidated debt ratio (calculated as the quotient of the consolidated debt and the consolidated EBITDA) is equal to or lower than 3.75:1.

b. For the refinancing of the outstanding financial debt.

c. Originated by customer advances.

The Company may pay dividends under the following conditions: (i) the Company is not in default under 2018 Notes, and (ii) immediately after any dividend payment, the Company may incur new debts according to the provisions in point a. of the preceding paragraph.